VOLUNTARY CHANGE IN ACCOUNTING POLICIES - Schedule of Reconciliation of Earnings and Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue (Note 19)	$ 7,384	$ 6,331	[1]
Cost of sales (Note 6)	4,396	3,807	[1]
Gross profit	3,316	2,840	[1]
Earnings before income tax	$ 1,720	2,189	[1]
Commodity-related gain recorded in revenue from risk management and physical derivative contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from risk management and physical derivative contracts		0
Previously reported
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue (Note 19)		9,125
Cost of sales (Note 6)		6,580
Gross profit		2,840
Earnings before income tax		2,189
Previously reported | Commodity-related gain recorded in revenue from risk management and physical derivative contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from risk management and physical derivative contracts		(21)
Policy change
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue (Note 19)		(2,794)
Cost of sales (Note 6)		(2,773)
Gross profit		0
Earnings before income tax		0
Policy change | Commodity-related gain recorded in revenue from risk management and physical derivative contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from risk management and physical derivative contracts		$ 21

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies